Basis of presentation - deferred service contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Service Contracts [Abstract]
Deferred income	€ 204	€ 224
Amortization of Deferred Income	€ 96	€ 68